Called-up share capital - Treasury shares (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	1,077,079	1,124,927	1,137,457
Treasury shares outstanding, beginning of period	$ 271	$ 281	$ 283
Purchases for settlement of employee share plans (in shares)	8,302	24,688	14,150
Purchases for settlement of employee share plans	$ 2	$ 6	$ 4
Issue of new shares for employee share-based payment plans (in shares)	0	71,039	55,000
Issue of new shares for employee share-based payment plans	$ 0	$ 19	$ 14
Shares re-issued for employee share-based payment plans (in shares)	(273,360)	(143,575)	(81,680)
Shares re-issued for employee share-based payment plans	$ (69)	$ (35)	$ (20)
Balance, end of period (in shares)	812,021	1,077,079	1,124,927
Treasury shares outstanding, end of period	$ 204	$ 271	$ 281
Shares held in treasury by BP
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	726,339	940,571
Treasury shares outstanding, beginning of period	$ 183	$ 235
Balance, end of period (in shares)	481,474	726,339	940,571
Treasury shares outstanding, end of period	$ 121	$ 183	$ 235
Shares held in ESOP trusts
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	350,704	184,356
Treasury shares outstanding, beginning of period	$ 88	$ 46
Balance, end of period (in shares)	330,510	350,704	184,356
Treasury shares outstanding, end of period	$ 83	$ 88	$ 46
Shares held by BP’s US share plan administratorb | US
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	36	0
Treasury shares outstanding, beginning of period	$ 0	$ 0
Balance, end of period (in shares)	37	36	0
Treasury shares outstanding, end of period	$ 0	$ 0	$ 0